Finance Lease - Maturities of the Finance Lease Liability (Details) - USD ($)	Dec. 31, 2024	Nov. 21, 2023
Maturities of the finance lease liability
2025	$ 130,000
2026	210,000
2027	210,000
2028	207,000
2029	185,000
Thereafter	8,550,000
Total lease payments	9,492,000
Interest	(6,619,000)
Lease Liability	$ 2,873,000	$ 2,764,000